DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - Forward Purchase Agreements (Details) - Class A ordinary shares - Private Placement - CIK 0001844840 Artisan Acquisition Corp	Mar. 01, 2021 USD ($) $ / shares shares
Forward Purchase Agreements | Anchor Investors
Description of organization and business operations and liquidity
Number of shares subscribed	6,000,000
Number of redeemable warrants subscribed	1,500,000
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Aggregate value of shares subscription | $	$ 60,000,000
Price per share | $ / shares	$ 10.00
PubCo | Deed of Novation and Amendment
Description of organization and business operations and liquidity
Number of redeemable warrants subscribed	1,500,000
PubCo | Deed of Novation and Amendment | Anchor Investors
Description of organization and business operations and liquidity
Number of shares subscribed	6,000,000
Aggregate value of shares subscription | $	$ 60,000,000
Price per share | $ / shares	$ 10.00